Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

March 17, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Jaea Hahn

RE:	Delaware Pooled Trust (the “Registrant”)
File Nos. 811-06322; 033-40991

Dear Ms. Hahn:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectuses dated February 28, 2017, for the Registrant, that were filed with the U.S. Securities and Exchange Commission via the EDGAR system on February 28, 2017 (Accession No. 0001145443-17-000256) pursuant to Rule 497(c) under the Securities Act of 1933.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Bruce G. Leto
Kathryn R. Williams
Delaware Investments